Accumulated other comprehensive loss	12 Months Ended
Dec. 31, 2020
Accumulated other comprehensive loss.
Accumulated other comprehensive loss

19.  Accumulated other comprehensive loss

RMB
Balance as of December 31, 2019	(2,510)
Foreign currency transaction adjustments, no tax impact	—
Balance as of December 31, 2020	(2,510)
Balance as of December 31, 2020 (US$)	(385)

There has been no reclassification out of accumulated other comprehensive loss to net loss for all the years presented.